Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ 568	$ (5,835)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustment	30	(114)
COMPREHENSIVE INCOME (LOSS)	598	(5,949)
Comprehensive (income) loss attributable to noncontrolling interests	163	190
Comprehensive (income) loss attributable to redeemable noncontrolling interests	(34)	(61)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 727	$ (5,820)